Other Accounts Receivable, Net (Details) - Schedule of tax credit related to VAT - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Accounts Receivable, Net (Details) - Schedule of tax credit related to VAT [Line Items]
Value added tax receivables	S/ 50,172	S/ 41,077
Current value added tax receivables	39,959	32,706
Non-current value added tax receivables	10,213	8,371
Cumbra Peru S.A. [Member]
Other Accounts Receivable, Net (Details) - Schedule of tax credit related to VAT [Line Items]
Value added tax receivables	14,492	12,737
Current value added tax receivables	14,492	12,737
Non-current value added tax receivables
Tren Urbano de Lima S.A. [Member]
Other Accounts Receivable, Net (Details) - Schedule of tax credit related to VAT [Line Items]
Value added tax receivables	8,501	4,266
Current value added tax receivables	8,501	4,266
Non-current value added tax receivables
Viva Negocio Inmobiliario S.A.C. [Member]
Other Accounts Receivable, Net (Details) - Schedule of tax credit related to VAT [Line Items]
Value added tax receivables	8,077	6,110
Current value added tax receivables	639	514
Non-current value added tax receivables	7,438	5,596
Unna Transporte S.A.C. [Member]
Other Accounts Receivable, Net (Details) - Schedule of tax credit related to VAT [Line Items]
Value added tax receivables	5,033	5,333
Current value added tax receivables	5,033	5,333
Non-current value added tax receivables
Carretera Andina del Sur S.A.C. [Member]
Other Accounts Receivable, Net (Details) - Schedule of tax credit related to VAT [Line Items]
Value added tax receivables	4,313	1,475
Current value added tax receivables	4,313	1,475
Non-current value added tax receivables
Unna Energia S.A. [Member]
Other Accounts Receivable, Net (Details) - Schedule of tax credit related to VAT [Line Items]
Value added tax receivables	3,511	1,911
Current value added tax receivables	3,511	1,911
Non-current value added tax receivables
Cumbra Ingenieria S.A. [Member]
Other Accounts Receivable, Net (Details) - Schedule of tax credit related to VAT [Line Items]
Value added tax receivables	2,023	1,947
Current value added tax receivables	2,023	1,947
Non-current value added tax receivables
AENZA S.A.A. [Member]
Other Accounts Receivable, Net (Details) - Schedule of tax credit related to VAT [Line Items]
Value added tax receivables	879	3,715
Current value added tax receivables	879	3,715
Non-current value added tax receivables
Others [Member]
Other Accounts Receivable, Net (Details) - Schedule of tax credit related to VAT [Line Items]
Value added tax receivables	3,343	3,583
Current value added tax receivables	568	808
Non-current value added tax receivables	S/ 2,775	S/ 2,775